GENERAL (Details) Rp / shares in Units, Rp in Billions									1 Months Ended				12 Months Ended
	Oct. 26, 2016 item	Oct. 25, 2016 item	Jun. 23, 2015 IDR (Rp)	Apr. 19, 2013 item Rp / shares shares	Jun. 25, 2010 IDR (Rp)	Jul. 30, 2004 item Rp / shares shares	Apr. 16, 1999 shares	Nov. 14, 1995 item shares	Jul. 31, 2002 shares	Dec. 31, 2001 shares	May 31, 1999 shares	Dec. 31, 1996 shares	Dec. 31, 2017 item shares	Dec. 31, 2016 item shares	Dec. 31, 2015 item shares	Dec. 31, 1997 shares	Apr. 18, 2013 Rp / shares shares	Jun. 20, 2007 shares	Jul. 29, 2004 Rp / shares shares	Nov. 13, 1995 shares
Share capital
Number of years in which overall evaluation of networks and services licenses is performed													5 years
Number of shares outstanding																				8,400,000,000
Bonus shares distributed through the capitalization of certain additional paid-in capital							746,666,640
Stock split, conversion ratio				5		2
Number of shares in each ADS after stock split | item													100	100	100
Treasury stock													1,737,779,800	1,737,779,800	2,601,779,800
Number of shares bought back																		211,290,500
Series A Bond
Share capital
Nominal amount | Rp			Rp 2,200		Rp 1,005
Debt instrument term			7 years		5 years
Series B Bond
Share capital
Nominal amount | Rp			Rp 2,100		Rp 1,995
Debt instrument term			10 years		10 years
Series C Bond
Share capital
Nominal amount | Rp			Rp 1,200
Debt instrument term			15 years
Series D Bond
Share capital
Nominal amount | Rp			Rp 1,500
Debt instrument term			30 years
Series B shares
Share capital
Number of shares outstanding				100,799,996,399		20,159,999,279											20,159,999,279		10,079,999,639	8,399,999,999
Number of Series B Shares in each American Depository Shares Before Stock Split | item		200
Par value per share | Rp / shares				Rp 50		Rp 250
Company’s authorized capital stock				399,999,999,999		79,999,999,999											79,999,999,999		39,999,999,999
Number of shares in each ADS after stock split | item	100
Number of series B shares issued | item				4
Series B shares | IPO
Share capital
Number of shares issued								933,333,000
Threshold period of stockholders to sell the shares																1 year
Series A Dwiwarna Share
Share capital
Number of shares outstanding				1		1											1		1	1
Par value per share | Rp / shares				Rp 50		Rp 250											Rp 250		Rp 500
Company’s authorized capital stock				1		1											1		1
American Depositary Shares
Share capital
Number of shares outstanding								35,000,000					60,783,743
Number of Series B Shares in each American Depository Shares Before Stock Split | item								20
Number of shares in each ADS after stock split | item				200		40
Government | Series B shares
Share capital
Number of shares held sold during the period								700,000,000	312,000,000	1,200,000,000	898,000,000	388,000,000
Percentage of total shares outstanding									3.10%	11.90%
Government | Series B shares | IPO
Share capital
Number of shares held sold during the period								233,334,000
Shares distributed as incentive to stockholders who did not sell their shares within one year of IPO																2,670,300